Equity (Deficit) (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Increase in Certificates of Contribution “A” during 2025	395,313,191
Certificates of Contribution “A” as of December 31, 2025	Ps.	1,748,029,657
Increase in Certificates of Contribution “A” during 2026	58,346,391
Certificates of Contribution “A” as of March 31, 2026	Ps.	1,806,376,048

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during the three-month period ended March 31, 2026 totaled Ps.58,346,391 and were designated for the strengthening of Petróleos Mexicanos’ financial position as follows:

Date	Strengthening of financial position
January 16,	Ps.	12,471,690
January 23,	12,216,400
February 23,	18,592,882
March 31,	15,065,419
Total	Ps.	58,346,391